(Debt Summary) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 2,011,874	$ 1,650,394
Debt Instrument, Unamortized Discount (Premium), Net	51,876	33,606
Current portion of long-term debt	10,500	5,500
Long-term debt, less current portion	2,001,374	1,644,894
Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt	7,500
Western Refining, Inc. [Member]
Debt Instrument [Line Items]
Long-term debt	1,386,250	889,000
Western Refining, Inc. [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term debt	0	0
Western Refining, Inc. [Member] | Line of Credit [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	536,250	539,000
Western Refining, Inc. [Member] | Line of Credit [Member] | Term Loan, due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	500,000	0
Western Refining, Inc. [Member] | Senior Notes [Member] | 6.25% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	350,000	350,000
Northern Tier Energy LP [Member]
Debt Instrument [Line Items]
Long-term debt	357,500	350,000
Northern Tier Energy LP [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt		0
Northern Tier Energy LP [Member] | Senior Notes [Member] | 7.125% NTI Secured Notes, due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	350,000	350,000
Western Refining Logistics, LP [Member]
Debt Instrument [Line Items]
Long-term debt	320,000	445,000
Western Refining Logistics, LP [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Long-term debt	20,000	145,000
Western Refining Logistics, LP [Member] | Senior Notes [Member] | 7.5% WNRL Secured Notes, due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 300,000	$ 300,000